Other Reserves (Details) - Schedule of Movements in Options, Warrants and Performance Rights - Warrants [member]		12 Months Ended
		Jun. 30, 2024 AUD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares
Other Reserves (Details) - Schedule of Movements in Options, Warrants and Performance Rights [Line Items]
Balance beginning		12,879,720	12,879,720	19,873,877	45,309,478
Balance beginning (in Dollars) | $		$ 3,123,759		$ 3,053,197	$ 3,360,128
Balance ending		15,194,959	15,194,959	12,879,720	19,873,877
Balance ending (in Dollars) | $		$ 3,059,321		$ 3,123,759	$ 3,053,197
Lapse of unexercised options at $0.50 (2021-07-01)					(1,200,000)
Lapse of unexercised options at $0.50 (2021-07-01) (in Dollars) | $					$ (188,400)
Issue of ESOP unlisted options at $0.25 (2021-11-05)	[1]				500,000
Issue of ESOP unlisted options at $0.25 (2021-11-05) (in Dollars) | $	[1]				$ 18,624
Lapse of unexercised options at $1.94 (2021-11-30)					(14,493)
Lapse of unexercised options at $1.94 (2021-11-30) (in Dollars) | $					$ (28,813)
Lapse of unexercised options at $1.94 (2022-06-14)					(24,721,108)
Lapse of unexercised options at $1.94 (2022-06-14) (in Dollars) | $					$ (144,648)
ESOP unlisted options granted at $0.12 (2022-06-27)	[1]
ESOP unlisted options granted at $0.12 (2022-06-27) (in Dollars) | $	[1]				$ 36,306
Share-based payment expenses – options	[1]			1,430,000
Share-based payment expenses – options (in Dollars) | $	[1]			$ 104,753
Exercise of unlisted options at $0.12 (2024-03-12)		(200,000)	(200,000)
Exercise of unlisted options at $0.12 (2024-03-12)		(43,780)	(43,780)
Performance rights issued	[2]	1,688,839	1,688,839
Performance rights issued (in Dollars) | $	[2]	$ 0
Lapse of unexercised options		(173,600)	(173,600)	(8,424,157)
Lapse of unexercised options (in Dollars) | $		$ (23,957)		$ (156,392)
Unlisted Options Issued/Expensed
Unlisted Options Issued/Expensed (in Dollars) | $			$ 15,231
Options issued in the period (net of adjustments)	[3]	1,000,000	1,000,000
Options issued in the period (net of adjustments) (in Dollars) | $	[3]	$ (11,932)
Share-based payment expenses - performance rights	[2]
Share-based payment expenses - performance rights (in Dollars) | $	[2]			$ 122,201

[1]	During the fiscal year 2022, a total of 2,930,000 options were granted to key management personnel. 500,000, 1,000,000 and 1,430,000 options were granted under OIP to Dr. Jerry Kanellos on 26 October 2021, Mr. Paul Brennan on 16 March 2022 and Mr. Steven Lydeamore on 27 June 2022, respectively. 1,430,000 options have been issued to Mr. Steven Lydeamore in July 2022. 1,000,000 options granted to Mr. Brennan upon his appointment are subject to shareholders’ approval after the current reporting period.
[2]	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.
[3]	1,000,000 options were granted to Mr. Paul Brennan upon his appointment March 16, 2022, but were subject to shareholder approval that was not obtained until 2023. The options have been expensed over the vesting period from when the service period commenced and Immuron have revised the estimate of the fair value at the grant date. Of the $(11,932) adjustment, $(12,896) relates to the difference between the estimated fair value and the grant date fair value of these options. The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, the term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions. The offsetting $965 relates to options issued for Dr. Jeannette Joughin.